UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  September 30, 2009

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: One Gateway Center, Suite 1825
         420 Ft. Duquesne Boulevard
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          November 9, 2009


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        42
FORM 13F INFORMATION VALUE TOTAL:              $293519

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1742     35222   Sole		     35222
Alcon Inc.      Common  014561617    263      1900   Sole                     1900
Amgen Inc.      Common  031162100    223      3700   Sole                     3700
Automatic Data 	Common	053015103   1925     48979   Sole                    48979
Bank of NY MelloCommon  064058100    293     10121   Sole                    10121
Bed Bath & BeyonCommon  075896100    221      5900   Sole                     5900
Berkshire Hath	Common	084670108  64034       634   Sole                      634
Berkshire Hath	Common	084670207  15625      4702   Sole                     4702
BP PLC          Common  055622104    245      4597   Sole                     4597
Buckeye PartnersCommon  118230101    278      5750   Sole                     5750
Chevron Corp    Common	166764100    556      7890   Sole                     7890
Cisco Systems	Common	17275R102  26230   1114257   Sole                  1114257
Coca-Cola Co.	Common	191216100  10200    189936   Sole                   189936
Emerson Elec.	Common	291011104    808     20150   Sole                    20150
ExxonMobil	Common	30231G102   5098     74305   Sole                    74305
General ElectricCommon	369604103   4230    257629   Sole                   257629
Hersey Foods	Common  427866108    229      5902   Sole                     5902
Hewlett-Packard Common  428236103   1594     33761   Sole                    33761
H.J. Heinz Co.	Common	423074103    696     17511   Sole		     17511
IBM		Common	459200101   1017      8499   Sole                     8499
Intel Corp.	Common	458140100   3878    198168   Sole                   198168
Johnson & JohnsoCommon	478160104  26582    436557   Sole                   436557
Linear TechnologCommon	535678106  24673    892973   Sole		    892973
Medtronic	Common	585055106   6787    184433   Sole                   184433
Microsoft	Common	594918104  28407   1104466   Sole                  1104466
3M Company 	Common	88579Y101   1313     17796   Sole                    17796
Moody's Corp.	Common	615369105  14003    684399   Sole		    684399
Neustar Inc.    Common  64126X201    246     10900   Sole                    10900
PepsiCo		Common	713448108   1189     20261   Sole                    20261
Pfizer Inc.	Common	717081103    409     24707   Sole                    24707
Phillip MOrris  Common  718172109    314      6452   Sole                     6452
Procter & GambleCommon	742718109  18404    317746   Sole                   317746
Royal Dutch ScheCommon  780259206    248      4343   Sole                     4343
Tiffany & Co    Common  886547108    227      5902   Sole                     5902
United Tech     Common  913017109    212      3477   Sole                     3477
Verizon CommunicCommon  92343V104    288      9516   Sole                     9516
Walgreen Co.	Common	931422109  22066    588885   Sole                   588885
Wal-mart Stores Common  931142103    315      6411   Sole                     6411
Walt Disney Co.	Common	254687106    464     16884   Sole                    16884
Western Union   Common  959802109   7202    380639   Sole		    380639
Wright Express  Common  98233Q105    333     11300   Sole                    11300
Wyeth           Common  983024100    452      9300   Sole                     9300